Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Short-Term Bank Loans [Line Items]
Short-Term Bank Loan		$ 139,595	$ 247,969
Beijing Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-Term Bank Loan	[1]	139,595	136,999
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-Term Bank Loan	[2]		$ 110,970

[1]	(1) On March 22, 2024, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $136,999 (or RMB1,000,000) for the period from March 22, 2024 to March 22, 2025 with an annual interest rate of 4.95%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans. On March 18, 2025, the Company repaid these loans. (2) On March 18, 2025, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $139,595 (or RMB1,000,000) for the period from March 18, 2025 to March 18, 2026 with an annual interest rate of 4.95%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.
[2]	On April 16, 2024, the Company entered into a loan agreement with Bank of Nanjing to obtain a loan of $110,970 (or RMB810,000) for the period from April 28, 2024 to April 15, 2025 with an annual interest rate of 5.3%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Jianfei Zhang, the Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans. On April 15, 2025, the Company repaid the loan.